SHARE-BASED COMPENSATION (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of valuation assumptions

The assumptions noted in the following table for the three months ended March 31, 2021:

Annual risk-free rate of return	0.32%
Expected volatility	37.20%
Expected term (years)	3.96
Dividend yield	—%

The assumptions noted in the following table for the period from January 16, 2020 through March 31, 2020:

Annual risk-free rate of return	1.62%
Expected volatility	32.50%
Expected term (years)	4.96
Dividend yield	—%

The assumptions noted in the following table for the period from January 16, 2020 through December 31, 2020:

Annual risk-free rate of return	1.62%
Expected volatility	32.50%
Expected term (years)	4.96
Dividend yield	0%

The fair value of each Option award is estimated on the date of grant using the Black-Scholes Option Pricing Model using the assumptions noted in the following table for the year ended December 31, 2019 and period from January 1, 2020 through January 15, 2020:

Annual risk-free rate of return	1.87%
Expected volatility	39.22%
Expected term (years)	7.00
Dividend yield	0%

Summary of activity of the Company's Incentive Units

Presented below is a summary of the activity of the Company’s Incentive Units under the Plan for the three months ended March 31, 2021:

		Weighted-
		average
		grant
		date fair
	Units	value
Nonvested at December 31, 2020	639,670	$9.44
Granted	142,817	$51.11
Vested	(101,544)	$9.44
Forfeited	(1,803)	$25.04
Nonvested at March 31, 2021	679,140	$18.16

Presented below is a summary of the activity of the Company’s Incentive Units under the Plan for the period from January 16, 2020 through March 30, 2020:

		Weighted-
		average
		grant
		date fair
	Units	value
Granted on January 16, 2020	659,995	$9.44
Forfeited	(2,694)	$9.44
Nonvested at March 31, 2020	657,301	$9.44

Presented below is a summary of the activity of the Company’s Incentive Units under the Plan for the period from January 16, 2020 through December 31, 2020:

	Units	Weighted- average grant date fair value
Granted on January 16, 2020	659,995	$9.44
Granted	20,245	9.44
Forfeited	(40,570)	9.44
Outstanding at December 31, 2020	639,670	9.44
Units vested and exercisable at December 31, 2020	—	—
Units outstanding and expected to vest as of December 31, 2020	639,670	$9.44

Summary of activity of the Company's Options

The fair value of each Option award is estimated on the date of grant using the Black-Scholes Option Pricing Model using the assumptions noted in the following table for the period from January 1, 2020 through January 15, 2020:

Annual risk-free rate of return	1.87%
Expected volatility	39.22%
Expected term (years)	7.00
Dividend yield	—%

There was no activity during the period from January 1, 2020 to January 15, 2020. Options outstanding as of January 15, 2020 were:

		Weighted-
		average
		exercise
	Options	price
Outstanding at January 15, 2020 and December 31, 2019	466,075	$6.19
Options vested and exercisable at January 15, 2020	222,516	$6.19
Nonvested options outstanding at January 15, 2020	243,559	$6.19

There was no activity during the period from January 1, 2020 to January 15, 2020. Options outstanding as of January 15, 2020 were:

	Options	Weighted- average exercise price
Outstanding at January 15, 2020 and December 31, 2019	466,075	6.19
Options vested and exercisable at January 15, 2020	222,516	6.19
Options outstanding at January 15, 2020	243,559	6.19

Presented below is a summary of the activity of the Company’s Options under the Plan for the year ended December 31, 2019:

	Options	Weighted- average exercise price
Outstanding at December 31, 2018	449,859	6.44
Granted	82,065	4.90
Forfeited	(65,849)	6.24
Outstanding at December 31, 2019	466,075	6.19
Options vested and exercisable at December 31, 2019	218,953	6.19
Options outstanding and expected to vest at December 31, 2019	247,122	6.19

Summary of activity of the Company's non-vested Options

Presented below is a summary of the activity of the Company’s non-vested Options for the period from January 1, 2020 through January 15, 2020:

		Weighted-
		average
		grant
		date fair
Non-vested options	Options	value
Nonvested at December 31, 2019	247,122	$2.53
Vested	(3,563)	$2.53
Nonvested at January 15, 2020	243,559	$2.53

Presented below is a summary of the activity of the Company’s non-vested Options for the period from January 1, 2020 through January 15, 2020:

Non-vested options	Options	Weighted- average grant date fair value
Nonvested at January 1, 2020	247,122	2.53
Vested	(3,563)	2.53
Nonvested at January 15, 2020	243,559	$2.53

Presented below is a summary of the activity of the Company’s non-vested Options for the year ended December 31, 2019:

Non-vested shares	Options	Weighted- average grant date fair value
Nonvested at December 31, 2018	367,365	3.06
Granted	82,065	1.57
Vested	(136,459)	3.02
Forfeited	(65,849)	3.27
Nonvested at December 31, 2019	247,122	$2.53